Long-Term Debt (Additional Required Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Interest Expense	$ 28,516	$ 31,387	$ 31,387
Amortization of financing costs	943	439	438
Amortization of Premium and Amortization of (Discount)	1,157	515	506
2016 Notes [Member]
Debt Instrument [Line Items]
Interest Expense	6,668	20,991	29,490
Amortization of financing costs	391	805	778
Amortization of Premium and Amortization of (Discount)	(266)	(496)	(692)
Subsidiaries [Member] | Secured Loan Agreement [Member]
Debt Instrument [Line Items]
Interest Expense	6,519	0	0
Amortization of financing costs	$ 814	$ 0	$ 0